Other Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of other non-current liabilities [abstract]
Unredeemed credits under the frequent flyer award programmes	¥ 2,018
Others	18
Other non-current liabilities	¥ 2,036	¥ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).